Goodwill and long-lived assets Impairment	12 Months Ended
Jun. 30, 2024
Goodwill And Long-lived Assets Impairment
Goodwill and long-lived assets Impairment

23. Goodwill and long-lived assets Impairment

As at June 30, 2024, the Company performed the impairment assessment and the recoverable amounts and related carrying values of OFIT GM and OFIT RT CGU were as follows:

	PPE included in CGU		Intangible assets included in CGU	Goodwill included in CGU	Total Carrying value	Recoverable amount	Impairment amount
OFIT GM CGU		$2,064,302	1,422,830	3,522,172	7,009,304	3,776,335	(3,232,969)
OFIT RT CGU		$891,512	578,619	1,016,855	2,486,985	1,619,684	(867,301)
	$						(4,100,270)

The recoverable amounts of the OFIT GM CGU and OFIT RT CGU were determined based on projected discounted cash flows to 2051 (the life of the IPP facilities) discounted at a post-tax discount rate of 6% that reflects current market conditions and the specific risks to the CGUs.

Key assumptions used by management in setting the financial projections are as follows:

-	Revenue decreases by 0.55% per year until October 2036. This reflects fixed electricity rate per FIT contract where production is decreased by 0.55% per year due to degradation of the equipment.
-	Subsequent to the expiration of FIT contract (after October 2036), revenue increases by 3.13% per year to reflect increase in electricity rate due to various factors such as inflation, historical trends, demand & supply, etc.
-	Operating expenses increase by 2% per year due to inflation.
-	The equipment has an estimated useful life of 34 years, therefore the cash flow projection ends in 2051

The CGU’s recoverable amount estimate is sensitive to the discount rate due to uncertainties in the forecast. A 1% increase in the discount rate would result in an additional impairment loss of $325,000 in OFIT GM and $135,600 in OFIT RT.

Management is not aware of any other reasonable change in key assumptions that would significantly vary the recoverable amount for the valuation.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)